CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details)	3 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2022 USD ($) Vote $ / shares shares
Redeemable Noncontrolling Interest [Line Items]
Class A ordinary shares subject to possible redemption, shares outstanding | shares		13,800,000	13,800,000
Gross proceeds		$ 138,000,000	$ 138,000,000
Proceeds allocated to Public Warrants		(8,625,000)	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter		(10,787,717)	(9,150,115)
Fair value adjustment of carrying value to redemption value	$ 20,792,717		19,155,115
Fair value adjustment of carrying value of Class A ordinary shares to redemption value		20,792,717
Class A ordinary shares subject to possible redemption		$ 139,380,000	$ 139,380,000	$ 140,183,110
Class A Common Stock
Redeemable Noncontrolling Interest [Line Items]
Number of shares authorized | shares		200,000,000	200,000,000	200,000,000
Temporary equity par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Number of votes for each share | Vote		1	1	1
Class A ordinary shares subject to possible redemption, shares outstanding | shares		13,800,000	13,800,000
Class A Ordinary Shares Subject to Possible Redemption
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares issued | shares		13,800,000	13,800,000	13,800,000
Class A ordinary shares subject to possible redemption, shares outstanding | shares		13,800,000	13,800,000	13,800,000
Class A ordinary shares subject to possible redemption		$ 139,380,000	$ 139,380,000	$ 140,183,110